Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Floating Rate High Income Portfolio

March 31, 2019

VIPFHI-QTLY-0519
1.9859335.104

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 88.4%
	Principal Amount	Value
Aerospace - 1.6%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.24% 7/7/22 (a)(b)	$412,322	$412,582
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.9986% 5/30/25 (a)(b)	977,429	950,550
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.9986% 6/9/23 (a)(b)	1,728,800	1,686,876
Wesco Aircraft Hardware Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 11/30/20 (a)(b)	303,333	299,921
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 2/28/21 (a)(b)	490,000	482,650
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5093% 4/30/25 (a)(b)	373,125	369,860
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.51% 4/30/26 (a)(b)	120,000	118,600

TOTAL AEROSPACE		4,321,039

Air Transportation - 0.2%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (b)(c)	130,070	130,034
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (b)(c)	69,930	69,910
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2406% 10/5/24 (a)(b)	370,631	368,315

TOTAL AIR TRANSPORTATION		568,259

Automotive & Auto Parts - 0.6%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 6/30/23 (a)(b)	738,432	723,900
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.303% 11/27/20 (a)(b)	148,202	138,322
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.803% 11/27/21 (a)(b)	500,000	411,250
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9975% 4/18/23 (a)(b)	359,930	359,930

TOTAL AUTOMOTIVE & AUTO PARTS		1,633,402

Banks & Thrifts - 0.2%
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 2/22/26 (a)(b)(d)	500,000	499,375
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4892% 2/13/25 (a)(b)	110,000	109,725

TOTAL BANKS & THRIFTS		609,100

Broadcasting - 1.0%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 8/15/25 (a)(b)	748,125	744,384
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 11/18/24 (a)(b)	1,166,661	1,132,828
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.25% 12/18/20 (a)(b)	515,956	514,021
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 10/19/25 (a)(b)	169,575	167,922
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4955% 10/19/26 (a)(b)	125,000	122,500

TOTAL BROADCASTING		2,681,655

Building Materials - 1.0%
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9986% 2/14/24 (a)(b)(d)	125,000	118,750
COVIA Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1595% 6/1/25 (a)(b)	372,188	316,709
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 6/1/25 (a)(b)	224,056	216,680
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.81% 7/2/25 (a)(b)	620,313	614,109
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 10/17/23 (a)(b)	497,500	491,033
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.803% 12/14/24 (a)(b)	158,000	155,169
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.5% 9/27/24 (a)(b)	373,125	372,192
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 5/21/22 (a)(b)	326,684	325,868

TOTAL BUILDING MATERIALS		2,610,510

Cable/Satellite TV - 2.6%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.25% 5/1/24 (a)(b)	127,725	127,167
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 4/30/25 (a)(b)	2,347,794	2,330,185
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9838% 1/25/26 (a)(b)	496,250	485,496
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7338% 1/15/26 (a)(b)	1,000,000	969,750
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 4.17% 2/15/24 (a)(b)	492,216	484,832
Unitymedia Finance LLC Tranche E, term loan 3 month U.S. LIBOR + 2.000% 4.4838% 6/1/23 (a)(b)	500,000	493,595
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9838% 1/15/26 (a)(b)	150,000	148,286
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7406% 8/19/23 (a)(b)	1,586,398	1,524,925
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4898% 1/19/21 (a)(b)	245,000	243,425

TOTAL CABLE/SATELLITE TV		6,807,661

Capital Goods - 0.5%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 3/13/25 (a)(b)	244,800	239,674
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 10/1/25 (a)(b)	486,940	477,810
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.029% 5/9/25 (a)(b)	145,482	144,209
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.7486% 11/15/26 (a)(b)	85,000	83,442
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 11/15/25 (a)(b)	289,275	286,382

TOTAL CAPITAL GOODS		1,231,517

Chemicals - 2.5%
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5791% 3/28/25 (a)(b)	178,200	176,308
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.3291% 3/28/26 (a)(b)	100,000	99,000
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.0935% 5/31/23 (a)(b)	368,437	354,621
MacDermid, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 1/31/26 (a)(b)	413,963	410,084
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 9/28/25 (b)(c)	1,000,000	978,130
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.601% 3/13/25 (a)(b)	866,250	863,002
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 6% 10/11/24 (a)(b)	712,215	708,654
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7404% 10/1/25 (a)(b)	1,500,000	1,476,570
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.25% 4/3/25 (a)(b)	756,124	746,907
Thermon Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2393% 10/30/24 (a)(b)	223,020	222,462
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.4989% 9/6/24 (a)(b)	126,856	124,763
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 7/1/24 (a)(b)	436,518	431,061

TOTAL CHEMICALS		6,591,562

Consumer Products - 0.9%
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7418% 4/5/25 (a)(b)	992,500	959,003
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.8% 7/3/20 (a)(b)	140,550	133,815
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9892% 4/30/25 (a)(b)	497,500	373,125
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.4986% 1/26/24 (a)(b)	135,720	134,087
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4888% 6/15/25 (a)(b)	193,538	167,410
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.56% 11/29/24 (a)(b)	693,750	658,632

TOTAL CONSUMER PRODUCTS		2,426,072

Containers - 2.8%
Anchor Glass Container Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2347% 12/7/23 (a)(b)	537,673	429,133
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9986% 7/31/25 (a)(b)	362,263	360,451
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4951% 11/7/25 (a)(b)	908,138	878,169
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.6101% 10/1/22 (a)(b)	632,699	627,954
Tranche R, term loan 3 month U.S. LIBOR + 2.000% 4.4928% 1/19/24 (a)(b)	326,667	323,851
Tranche S, term loan 3 month U.S. LIBOR + 1.750% 4.2428% 2/8/20 (a)(b)	64,433	64,180
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 4.2428% 1/6/21 (a)(b)	859,167	855,412
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.0325% 4/3/24 (a)(b)	491,250	478,600
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2455% 5/16/24 (a)(b)	708,040	686,650
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4838% 4/3/25 (a)(b)	166,355	166,593
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.243% 2/5/23 (a)(b)	2,364,129	2,334,577
Tank Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 3/25/26 (b)(c)(e)	210,000	210,132

TOTAL CONTAINERS		7,415,702

Diversified Financial Services - 3.9%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 4/4/24 (a)(b)	365,611	362,686
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 7/12/24 (a)(b)	147,750	144,364
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 10/22/24 (a)(b)	485,333	468,953
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4878% 1/15/25 (a)(b)	1,514,222	1,500,428
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.2444% 10/31/24 (a)(b)	446,625	444,392
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5% 4/27/24 (a)(b)	614,063	602,168
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 10/1/25 (a)(b)	1,596,000	1,548,407
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 12/27/22 (a)(b)	459,921	456,126
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.7% 2/9/23 (a)(b)	667,751	657,234
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.351% 10/30/22 (a)(b)	500,000	498,395
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.993% 7/3/24 (a)(b)	179,767	178,868
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.8489% 3/1/25 (a)(b)	755,742	746,922
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.99% 7/3/24 (a)(b)	295,515	293,485
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.601% 6/30/24 (a)(b)	226,561	219,198
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4855% 12/5/20 (a)(b)	391,983	390,024
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.993% 12/8/23 (a)(b)	199,773	168,809
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 4/9/23 (a)(b)	584,989	579,034
Tricorbraun Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.3496% 11/30/23 (a)(b)	244,546	243,191
Trident Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 10/17/24 (a)(b)	914,799	880,494

TOTAL DIVERSIFIED FINANCIAL SERVICES		10,383,178

Diversified Media - 0.1%
WMG Acquisition Corp. Tranche F, term loan 3 month U.S. LIBOR + 2.125% 4.6236% 11/1/23 (a)(b)	375,000	366,446
Energy - 5.2%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9986% 5/18/23 (a)(b)	968,941	937,450
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.3651% 11/3/25 (a)(b)	625,000	589,375
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 6/22/24 (a)(b)	917,671	859,748
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4868% 5/21/25 (a)(b)	347,375	328,964
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8705% 12/31/21 (a)(b)	1,457,333	1,534,761
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2455% 12/31/22 (a)(b)	625,000	613,675
Calpine Construction Finance Co. LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9986% 1/15/25 (a)(b)	370,313	365,128
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 3/27/24 (b)(c)	1,050,000	1,044,750
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 8% 7/29/21 (a)(b)	539,773	537,344
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9886% 5/7/25 (a)(b)	1,042,125	1,005,651
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.75% 3/13/25 (a)(b)	742,500	733,219
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.8134% 2/6/25 (a)(b)	89,548	87,354
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.49% 3/1/26 (a)(b)	600,000	592,314
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7% 1/31/24 (a)(b)	374,063	374,373
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.3789% 3/28/22 (a)(b)	230,631	225,057
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2486% 4/16/21 (a)(b)	239,819	239,145
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.4855% 3/1/24 (a)(b)	1,300,000	1,008,800
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7318% 7/18/25 (a)(b)	1,051,031	1,040,521
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.8666% 8/25/23 (a)(b)	442,135	350,945
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 10/30/24 (a)(b)	236,603	230,096
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.125% 11/14/25 (a)(b)	578,550	578,550
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 3/1/26 (a)(b)	190,000	190,000
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7486% 12/9/21 (a)(b)	349,810	313,080
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 11/8/22 (a)(b)	108,625	105,774

TOTAL ENERGY		13,886,074

Entertainment/Film - 0.4%
AMC Entertainment Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3/14/26 (b)(c)	250,000	248,000
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7338% 12/15/23 (a)(b)	304,785	304,480
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7338% 12/15/22 (a)(b)	241,875	241,573
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 1/23/25 (a)(b)	282,150	278,152

TOTAL ENTERTAINMENT/FILM		1,072,205

Environmental - 0.8%
ADS Waste Holdings, Inc. term loan 3 month U.S. LIBOR + 2.250% 4.6595% 11/10/23 (a)(b)	243,806	242,587
GFL Environmental, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 5/31/25 (a)(b)	497,494	480,002
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.6261% 8/1/24 (a)(b)	128,375	127,198
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 8/15/25 (a)(b)	744,375	738,480
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 2/8/26 (a)(b)	165,000	163,556
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 12/20/24 (a)(b)	316,184	312,231

TOTAL ENVIRONMENTAL		2,064,054

Food & Drug Retail - 3.1%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.351% 12/6/24 (a)(b)	246,962	243,722
Albertson's LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 10/29/25 (a)(b)	498,750	491,987
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.6088% 12/21/22 (a)(b)	405,088	401,600
Amneal Pharmaceuticals LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6% 5/4/25 (a)(b)	248,067	247,137
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.7108% 5/31/24 (a)(b)	1,368,125	1,319,557
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.553% 10/22/25 (a)(b)	483,788	477,619
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9834% 10/30/22 (a)(b)	1,731,703	1,718,075
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.2444% 11/20/25 (a)(b)	241,938	226,616
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.493% 11/25/20 (a)(b)	28,785	27,778
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.868% 11/25/22 (a)(b)	1,543,572	1,430,382
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.493% 3/27/23 (a)(b)	707,841	703,417
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.1289% 11/15/22 (a)(b)	875,000	831,976

TOTAL FOOD & DRUG RETAIL		8,119,866

Food/Beverage/Tobacco - 1.4%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2404% 10/1/25 (a)(b)	149,625	149,475
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 10/7/23 (a)(b)	1,224,032	1,170,480
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.601% 2/6/25 (a)(b)	500,880	488,609
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.49% 5/24/24 (a)(b)	940,489	931,235
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.243% 6/30/22 (a)(b)	250,467	241,074
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.743% 6/30/21 (a)(b)	485,585	477,238
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 6/27/23 (a)(b)	364,688	358,761

TOTAL FOOD/BEVERAGE/TOBACCO		3,816,872

Gaming - 5.6%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 7/1/23 (a)(b)	229,760	219,191
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 2/15/24 (a)(b)	246,830	245,534
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.5257% 10/19/24 (a)(b)	1,107,360	1,085,523
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6576% 9/15/23 (a)(b)	345,446	342,102
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 12/22/24 (a)(b)	1,713,201	1,688,719
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 8/8/21 (a)(b)	224,286	223,350
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 4/18/24 (a)(b)	819,416	803,920
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.875% 4/17/24 (a)(b)	418,991	414,801
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.993% 3/15/24 (a)(b)	400,950	396,772
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.601% 3/13/25 (a)(b)	669,938	667,010
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.5% 10/20/24 (a)(b)	493,750	488,813
3 month U.S. LIBOR + 7.000% 9.5% 10/20/25 (a)(b)	200,000	195,000
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2389% 10/4/23 (a)(b)	1,577,901	1,560,892
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.243% 4/25/24 (a)(b)	131,250	131,031
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 3/27/25 (a)(b)	1,402,883	1,376,719
Mohegan Tribal Gaming Authority Tranche A, term loan 3 month U.S. LIBOR + 3.750% 6.243% 10/14/21 (a)(b)	163,098	157,961
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 10/15/25 (a)(b)	618,450	611,492
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.3123% 8/14/24 (a)(b)(f)	1,442,884	1,403,725
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 7/10/25 (a)(b)	1,446,792	1,442,842
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 6/8/23 (a)(b)	669,467	661,855
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.25% 12/31/21 (a)(b)	360,000	348,300
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.75% 10/30/24 (a)(b)	375,000	366,739

TOTAL GAMING		14,832,291

Healthcare - 4.2%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 6/22/24 (a)(b)	517,678	491,147
CVS Holdings I LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 2/6/25 (a)(b)	158,400	152,658
Excelsior Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 7/2/25 (a)(b)	496,250	481,363
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 8/18/25 (a)(b)	555,953	556,042
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.1413% 8/18/22 (a)(b)	14,850	14,553
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.553% 6/7/23 (a)(b)	620,237	599,503
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 6/30/25 (a)(b)	334,306	321,629
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 9/27/24 (a)(b)	453,100	436,109
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 10/21/23 (a)(b)	287,436	280,968
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 8% 2/22/24 (a)(b)	277,900	252,194
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9818% 11/16/25 (a)(b)	1,246,875	1,231,875
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 8/31/24 (a)(b)	868,081	852,169
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.7486% 3/7/26 (a)(b)	124,096	121,407
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 6/23/24 (a)(b)	537,577	531,260
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.851% 12/31/22 (a)(b)	1,175,750	1,173,304
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.2309% 11/27/25 (a)(b)	593,750	586,423
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4809% 6/1/25 (a)(b)	921,440	914,861
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.197% 2/5/26 (a)(b)	1,750,000	1,723,750
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 12/1/24 (a)(b)	370,313	357,970

TOTAL HEALTHCARE		11,079,185

Homebuilders/Real Estate - 1.5%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 8/21/25 (a)(b)	870,625	861,919
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4809% 12/7/25 (a)(b)	249,375	249,998
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 1/30/24 (a)(b)	438,873	423,604
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 1/30/24 (a)(b)	24,753	23,892
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 3/23/25 (a)(b)	528,650	520,911
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.5469% 4/12/25 (a)(b)	216,954	207,462
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4906% 12/22/24 (a)(b)	1,693,182	1,661,435

TOTAL HOMEBUILDERS/REAL ESTATE		3,949,221

Hotels - 1.8%
Aimbridge Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2392% 2/1/26 (a)(b)	260,000	259,350
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 8/30/23 (a)(b)	283,438	281,312
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 11/30/23 (a)(b)	981,221	972,430
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 8/31/25 (a)(b)	1,316,700	1,308,471
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 3/18/26 (b)(c)	500,000	485,625
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 3/18/27 (b)(c)(d)	250,000	242,500
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 5/31/25 (a)(b)	497,500	491,903
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 5/30/25 (a)(b)	796,000	784,681

TOTAL HOTELS		4,826,272

Insurance - 3.8%
Acrisure LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.750% 6.3789% 11/22/23 (a)(b)	992,500	977,196
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 11/22/23 (a)(b)	65,846	65,339
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2318% 5/10/25 (a)(b)	838,037	803,996
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2473% 1/25/24 (a)(b)	244,375	240,709
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 11/3/23 (a)(b)	1,289,671	1,282,424
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 11/3/24 (a)(b)	496,250	492,260
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.4986% 8/4/22 (a)(b)	661,015	657,002
3 month U.S. LIBOR + 6.500% 8.9986% 8/4/25 (a)(b)	1,645,000	1,664,872
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.5144% 4/25/25 (a)(b)	2,439,075	2,355,732
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.601% 5/16/24 (a)(b)	1,607,835	1,556,915

TOTAL INSURANCE		10,096,445

Leisure - 3.0%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 7/31/24 (a)(b)	400,311	397,685
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9986% 2/28/25 (a)(b)	1,299,220	1,267,493
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.993% 2/1/24 (a)(b)	2,260,522	2,174,057
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4986% 9/8/24 (a)(b)	75,000	75,188
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.493% 3/8/24 (a)(b)	308,724	306,563
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 4/18/25 (a)(b)	173,688	171,987
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3785% 6/10/22 (a)(b)	446,021	440,205
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 2/2/25 (a)(b)	1,612,157	1,554,732
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 3/31/24 (a)(b)	218,883	216,500
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.243% 7/6/24 (a)(b)	246,250	245,327
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0581% 12/21/25 (a)(b)	375,000	370,781
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 12/15/24 (a)(b)	617,192	608,551

TOTAL LEISURE		7,829,069

Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 3/21/25 (a)(b)	297,000	295,515
Asp Prince Merger Sub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.149% 3/29/25 (a)(b)	371,250	360,268
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.8789% 10/17/22 (a)(b)	466,922	383,656

TOTAL METALS/MINING		1,039,439

Paper - 0.6%
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.6258% 12/29/23 (a)(b)	708,016	684,708
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8758% 6/29/25 (a)(b)	870,625	842,330

TOTAL PAPER		1,527,038

Publishing/Printing - 1.8%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7355% 6/7/23 (a)(b)	779,444	699,551
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0625% 2/12/26 (a)(b)	249,375	247,193
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.351% 11/3/23 (a)(b)	653,745	585,102
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 5/29/21 (a)(b)	481,250	454,180
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8157% 3/13/25 (a)(b)	792,000	774,180
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.493% 5/4/22 (a)(b)	578,502	530,776
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.9944% 6/1/22 (a)(b)	108,339	108,610
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.851% 10/24/21 (a)(b)	478,521	475,731
Scripps (E.W.) Co. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 10/2/24 (a)(b)	246,250	238,247
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 8/24/22 (a)(b)	567,658	564,229

TOTAL PUBLISHING/PRINTING		4,677,799

Restaurants - 1.5%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 2/17/24 (a)(b)	2,075,193	2,040,599
K-Mac Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7355% 3/16/25 (a)(b)	369,063	362,789
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2318% 4/3/25 (a)(b)	316,940	314,430
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.9892% 3/1/26 (a)(b)	375,000	369,375
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.7486% 7/28/21 (a)(b)	494,819	488,633
Restaurant Technologies, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 10/1/25 (a)(b)	149,625	148,971
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.7486% 2/1/25 (a)(b)	252,450	248,742

TOTAL RESTAURANTS		3,973,539

Services - 5.8%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 9/26/21 (a)(b)	250,051	115,024
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.851% 6/13/25 (a)(b)	695,000	668,215
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (a)(b)	1,407,307	1,355,420
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.75% 10/19/23 (a)(b)	447,350	444,183
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 3/11/25 (a)(b)	699,497	693,376
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2486% 3/28/24 (a)(b)	242,794	240,595
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 11/21/24 (a)(b)	470,687	471,078
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9563% 6/21/24 (a)(b)	738,109	705,610
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2537% 11/7/23 (a)(b)	139,434	138,476
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5% 2/7/26 (a)(b)	250,000	250,750
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 3/29/25 (a)(b)	217,800	216,212
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6336% 11/21/24 (a)(b)	738,497	715,153
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.1289% 11/30/25 (a)(b)	249,375	245,447
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.125% 3/9/23 (a)(b)	148,999	148,440
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.553% 2/21/25 (a)(b)	1,102,661	1,087,268
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 4/26/24 (a)(b)	1,505,696	1,503,257
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 2/27/25 (a)(b)	1,482,170	1,436,786
Qlik Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4/26/24 (b)(c)(e)	375,000	371,250
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 10/31/25 (a)(b)	498,750	491,059
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.0289% 11/14/22 (a)(b)	1,815,953	1,762,836
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.7486% 7/30/25 (a)(b)	373,125	368,771
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 8/29/25 (a)(b)	932,663	917,507
WASH Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 5/14/22 (a)(b)	755,595	727,260
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4986% 5/14/23 (a)(b)	40,000	38,400
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9986% 12/7/23 (a)(b)	267,217	265,546

TOTAL SERVICES		15,377,919

Steel - 0.1%
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.74% 6/14/21 (a)(b)	158,442	156,779
Super Retail - 4.1%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4896% 7/2/22 (a)(b)	419,699	300,924
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4986% 9/25/24 (a)(b)	6,442,893	6,288,246
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 2/3/24 (a)(b)	994,711	991,209
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 11/17/24 (a)(b)	430,356	426,233
David's Bridal, Inc. term loan:
3 month U.S. LIBOR + 7.500% 10.29% 7/18/23 (a)(b)	30,040	30,341
3 month U.S. LIBOR + 8.000% 10.79% 1/18/24 (a)(b)	120,161	103,889
G-III Apparel Group Ltd. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.75% 12/1/22 (a)(b)	375,000	374,531
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.993% 8/19/23 (a)(b)	493,302	480,970
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.9998% 8/19/22 (a)(b)	243,519	241,422
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.9944% 1/26/23 (a)(b)	324,752	246,162
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.49% 3/11/22 (a)(b)	560,124	501,664
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(d)(g)	189,955	190
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4986% 5/31/25 (a)(b)	869,059	827,779

TOTAL SUPER RETAIL		10,813,560

Technology - 15.4%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 8/10/25 (a)(b)	995,000	922,863
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 9/19/24 (a)(b)	698,952	691,305
Aptean, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.250% 3/29/26 (b)(c)(e)	250,000	248,750
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 12.11% 12/20/23 (a)(b)	70,000	69,891
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.86% 12/20/22 (a)(b)	265,339	265,119
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 2/28/25 (a)(b)	655,015	654,400
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.851% 10/2/25 (a)(b)	997,500	975,725
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.7319% 9/5/25 (a)(b)	378,100	375,737
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4986% 4/19/25 (a)(b)	223,872	220,888
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.75% 11/15/25 (a)(b)	601,805	599,549
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 4/30/25 (a)(b)	621,875	619,543
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/7/26 (b)(c)	1,365,000	1,362,720
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 8/23/25 (a)(b)	269,325	269,158
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 11/29/24 (a)(b)	371,250	362,897
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 3/29/26 (b)(c)(e)	250,000	248,750
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 9/7/23 (a)(b)	516,807	510,548
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 2/1/25 (a)(b)	769,229	743,268
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2486% 2/1/26 (a)(b)	55,000	52,800
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.4986% 10/31/24 (a)(b)	1,152,185	1,129,141
3 month U.S. LIBOR + 8.000% 10.4986% 10/31/25 (a)(b)	200,000	194,750
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 8/23/26 (a)(b)	41,029	40,748
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 8/23/25 (a)(b)	483,788	481,369
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9818% 8/14/25 (a)(b)	324,188	314,731
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.3886% 2/9/23 (a)(b)	497,176	494,068
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.7792% 1/31/24 (a)(b)	133,972	134,083
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 6/1/22 (a)(b)	918,111	906,488
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.743% 3/8/26 (a)(b)	45,000	43,425
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 3/8/25 (a)(b)	590,538	560,828
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 6.101% 12/2/24 (a)(b)	158,000	157,013
3 month U.S. LIBOR + 7.500% 10.3076% 12/1/25 (a)(b)	125,000	124,688
First Data Corp. Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 4.4855% 7/10/22 (a)(b)	1,420,749	1,417,169
3 month U.S. LIBOR + 2.000% 4.4855% 4/26/24 (a)(b)	347,483	346,392
Global Payments, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.243% 4/22/23 (a)(b)	303,050	299,641
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.243% 10/12/25 (a)(b)	498,750	492,102
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 2/15/24 (a)(b)	983,366	975,312
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 7/7/25 (a)(b)	40,000	39,783
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 7/1/24 (a)(b)	375,114	374,097
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 2/1/22 (a)(b)	769,903	765,692
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.9863% 11/1/24 (a)(b)	960,000	972,605
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.7363% 11/1/23 (a)(b)	1,666,733	1,649,599
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.75% 1/20/24 (a)(b)	704,403	698,684
3 month U.S. LIBOR + 9.000% 11.5% 1/20/25 (a)(b)	250,000	240,313
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 11/20/21 (a)(b)	396,000	386,100
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.993% 6/21/24 (a)(b)	2,626,384	2,555,471
3 month U.S. LIBOR + 2.500% 4.993% 6/21/24 (a)(b)	385,099	374,701
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.243% 9/29/24 (a)(b)	1,131,657	1,129,767
3 month U.S. LIBOR + 8.500% 10.993% 9/29/25 (a)(b)	229,167	230,542
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2355% 9/15/24 (a)(b)	443,867	437,214
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 5/29/25 (a)(b)	637,601	629,790
NAVEX TopCo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.75% 9/4/25 (a)(b)	199,000	193,963
Open Text Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 5/30/25 (a)(b)	183,150	182,273
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 5/31/25 (a)(b)	511,138	489,031
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 5/31/26 (a)(b)	225,000	205,499
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.9885% 8/1/25 (a)(b)	364,088	352,710
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 3/3/23 (a)(b)	1,225,050	1,213,571
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 6.053% 9/30/22 (a)(b)	656,269	651,209
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 4/16/25 (a)(b)	751,849	744,902
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 4/16/25 (a)(b)	540,578	535,583
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 4/16/25 (a)(b)	1,039,690	1,029,854
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.303% 9/30/23 (a)(b)	408,676	407,846
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4838% 3/9/23 (a)(b)	396,000	362,736
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 5/1/24 (a)(b)	614,063	607,768
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6% 12/4/20 (a)(b)	225,212	224,086
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9893% 9/28/24 (a)(b)	632,755	627,218
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4928% 4/4/25 (a)(b)	1,365,620	1,365,279
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 4.208% 8/9/24 (a)(b)	371,250	370,233
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9986% 8/27/25 (a)(b)	870,625	863,007
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.053% 7/2/25 (a)(b)	1,246,875	1,222,823
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7486% 7/2/26 (a)(b)	325,000	320,125
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2428% 10/11/26 (a)(b)	194,857	191,447
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2428% 10/11/25 (a)(b)	499,772	492,590
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 7/1/23 (a)(b)	292,491	289,358

TOTAL TECHNOLOGY		40,733,328

Telecommunications - 6.7%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2338% 7/15/25 (a)(b)	491,558	467,594
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 5/22/24 (a)(b)	176,667	175,783
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 12/22/23 (a)(b)	398,227	397,232
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.25% 6/15/24 (a)(b)	2,215,457	2,160,071
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.24% 5/31/25 (a)(b)	496,250	466,599
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2398% 11/27/23 (a)(b)	3,125,000	3,075,188
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.9898% 1/2/24 (a)(b)	200,000	200,150
Tranche B-5, term loan 6.625% 1/2/24	1,635,000	1,632,139
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7355% 2/22/24 (a)(b)	1,375,000	1,357,524
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7338% 7/17/25 (a)(b)	935,245	907,356
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.101% 2/10/24 (a)(b)	308,700	273,971
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 2/1/24 (a)(b)	984,948	961,565
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 2/2/26 (a)(b)	750,000	746,723
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 4/11/25 (a)(b)	719,563	703,603
Securus Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 11/1/24 (b)(c)	300,000	297,750
Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.993% 11/1/24 (a)(b)	567,998	563,738
3 month U.S. LIBOR + 8.250% 10.743% 11/1/25 (a)(b)	175,000	171,208
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 7/31/25 (a)(b)	579,502	538,213
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.1713% 1/31/26 (a)(b)	496,231	469,435
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.4838% 8/14/26 (a)(b)	124,688	119,201
SpeedCast International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.553% 5/15/25 (a)(b)	124,373	120,487
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 2/3/24 (a)(b)	1,578,386	1,534,980
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 2/26/21 (b)(c)	250,000	249,298

TOTAL TELECOMMUNICATIONS		17,589,808

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4863% 6/15/23 (a)(b)	263,250	248,771
Transportation Ex Air/Rail - 0.5%
IBC Capital Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.3646% 9/11/23 (a)(b)	371,250	359,418
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.5% 6/22/22 (a)(b)	679,118	684,211
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.6% 9/14/20 (a)(b)	270,000	267,751

TOTAL TRANSPORTATION EX AIR/RAIL		1,311,380

Utilities - 2.7%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2486% 8/1/26 (a)(b)	230,000	229,770
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 8/1/25 (a)(b)	1,246,875	1,242,897
Dayton Power & Light Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.5% 8/24/22 (a)(b)	122,188	121,882
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.63% 11/28/24 (a)(b)	245,175	229,238
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.101% 11/13/21 (a)(b)	261,025	257,762
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 6/26/25 (a)(b)	1,066,938	1,060,269
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 8/28/25 (a)(b)	398,440	398,440
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.493% 2/15/24 (a)(b)	323,401	311,542
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.61% 12/3/25 (a)(b)	443,888	441,668
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.351% 12/19/20 (a)(b)	360,946	340,643
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6% 3/23/25 (a)(b)	217,914	217,588
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 8/4/23 (a)(b)	746,205	736,975
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6289% 11/30/23 (a)(b)	369,450	346,360
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 12/14/23 (a)(b)	366,563	363,458
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.4862% 12/31/25 (a)(b)	868,438	854,543

TOTAL UTILITIES		7,153,035

TOTAL BANK LOAN OBLIGATIONS
(Cost $238,872,090)		233,820,052

Nonconvertible Bonds - 4.7%
Aerospace - 0.2%
DAE Funding LLC 4% 8/1/20 (h)	110,000	110,275
TransDigm, Inc. 6.25% 3/15/26 (h)	500,000	518,750

TOTAL AEROSPACE		629,025

Chemicals - 0.1%
OCI NV 6.625% 4/15/23 (h)	95,000	98,515
TPC Group, Inc. 8.75% 12/15/20 (h)	215,000	211,775

TOTAL CHEMICALS		310,290

Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 9/15/22 (h)	255,000	255,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 6.2873% 7/15/21 (a)(b)(h)	145,000	145,544
6.875% 2/15/21 (a)	86,634	86,959
Silgan Holdings, Inc. 4.75% 3/15/25	180,000	176,625

TOTAL CONTAINERS		664,128

Diversified Financial Services - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	320,000	327,597
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (h)	250,000	253,438
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (h)	100,000	102,490

TOTAL DIVERSIFIED FINANCIAL SERVICES		683,525

Diversified Media - 0.1%
Clear Channel Worldwide Holdings, Inc. 9.25% 2/15/24 (h)	250,000	265,000
Energy - 0.8%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	115,000	129,812
Chesapeake Energy Corp. 3 month U.S. LIBOR + 3.250% 6.0373% 4/15/19 (a)(b)	125,000	124,875
Citgo Petroleum Corp. 6.25% 8/15/22 (h)	385,000	382,594
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.3609% 6/15/22 (a)(b)(h)	525,000	523,204
Denbury Resources, Inc.:
7.5% 2/15/24 (h)	125,000	106,719
9% 5/15/21 (h)	125,000	121,563
9.25% 3/31/22 (h)	125,000	120,625
W&T Offshore, Inc. 9.75% 11/1/23 (h)	500,000	498,125

TOTAL ENERGY		2,007,517

Environmental - 0.0%
Tervita Escrow Corp. 7.625% 12/1/21 (h)	105,000	104,213
Food/Beverage/Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (h)	450,000	399,510
Gaming - 0.1%
Scientific Games Corp. 5% 10/15/25 (h)	200,000	196,000
Healthcare - 0.8%
Community Health Systems, Inc. 6.25% 3/31/23	200,000	187,750
HCA Holdings, Inc. 4.25% 10/15/19	500,000	502,565
Tenet Healthcare Corp.:
4.625% 7/15/24	375,000	375,938
5.125% 5/1/25	375,000	376,894
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (h)	125,000	127,656
6.5% 3/15/22 (h)	220,000	227,700
7% 3/15/24 (h)	250,000	264,500
9% 12/15/25 (h)	180,000	195,534

TOTAL HEALTHCARE		2,258,537

Insurance - 0.2%
Acrisure LLC / Acrisure Finance, Inc. 8.125% 2/15/24 (h)	210,000	217,594
HUB International Ltd. 7% 5/1/26 (h)	300,000	297,000

TOTAL INSURANCE		514,594

Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (h)	200,000	202,500
7.25% 11/30/21 (h)	265,000	274,140

TOTAL LEISURE		476,640

Paper - 0.1%
CommScope Finance LLC:
5.5% 3/1/24 (h)	125,000	127,849
6% 3/1/26 (h)	125,000	129,296

TOTAL PAPER		257,145

Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (h)	250,000	247,500
Services - 0.1%
APX Group, Inc. 7.625% 9/1/23	170,000	144,075
Technology - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (h)	235,000	241,137
Uber Technologies, Inc. 7.5% 11/1/23 (h)	500,000	521,250

TOTAL TECHNOLOGY		762,387

Telecommunications - 0.7%
Altice Financing SA 7.5% 5/15/26 (h)	225,000	222,075
Frontier Communications Corp. 8% 4/1/27 (h)	685,000	707,263
SFR Group SA:
6.25% 5/15/24 (h)	350,000	352,625
7.375% 5/1/26 (h)	485,000	475,300

TOTAL TELECOMMUNICATIONS		1,757,263

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (h)	80,000	78,440
Transportation Ex Air/Rail - 0.3%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (h)	500,000	508,750
5.25% 5/15/24 (h)	200,000	206,000

TOTAL TRANSPORTATION EX AIR/RAIL		714,750

TOTAL NONCONVERTIBLE BONDS
(Cost $12,406,066)		12,470,539
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Expro Holdings U.S., Inc. (d)(i)	7,968	143,424
Expro Holdings U.S., Inc. (d)(h)(i)	2,922	52,596

TOTAL ENERGY		196,020

Super Retail - 0.0%
David's Bridal, Inc. (d)	2,295	1,193
TOTAL COMMON STOCKS
(Cost $271,843)		197,213

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 2.48% (j)
(Cost $19,019,065)	19,017,156	19,020,959
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $270,569,064)		265,508,763
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,031,895)
NET ASSETS - 100%		$264,476,868

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) A portion of the security sold on a delayed delivery basis.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,090,045 or 3.8% of net assets.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$91,629
Total	$91,629

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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